REVERSE MERGER ACCOUNTING (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
REVERSE MERGER ACCOUNTING
2.  REVERSE MERGER ACCOUNTING

The Merger was accounted for as a reverse-merger and recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”).  Waxess USA, Inc. is the acquirer for financial reporting purposes and AirTouch Communications, Inc. is the acquired company. Consequently, the assets and liabilities and the operations that will be reflected in the historical financial statements prior to the Merger will be those of Waxess USA, Inc. and will be recorded at the historical cost basis of Waxess USA, Inc., and the consolidated financial statements after completion of the Merger will include the assets and liabilities of the Company and Waxess USA, Inc., historical operations of Waxess USA, Inc. and operations of the Company from the closing date of the Merger.  Common stock and the corresponding capital amounts of the Company pre-merger have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger. In conjunction with the Merger, Waxess USA, Inc. received no cash and assumed no liabilities from AirTouch Communications, Inc.  All members of the Company's executive management are from Waxess USA, Inc.